T. ROWE PRICE Institutional Floating Rate Fund
August 31, 2023 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 86.4% (1)
Aerospace & Defense 1.9%
Apple Bidco, FRN, 1M TSFR + 2.75%,
8.196%, 9/22/28  3,945 3,896
Apple Bidco, FRN, 1M TSFR + 4.00%,
9.331%, 9/22/28  6,090 6,088
Bleriot U.S. Bidco, FRN, 3M TSFR +
4.00%, 9.593%, 10/30/28  5,685 5,679
Brown Group Holding, FRN, 1M TSFR
+ 3.75%, 9.124%, 7/2/29  5,760 5,752
Dynasty Acquisition, FRN, 1M TSFR +
4.00%, 9.318%, 8/24/28  34,111 34,035
Peraton, FRN, 1M TSFR + 3.75%,
9.181%, 2/1/28  5,581 5,521
Peraton, FRN, 1M USD LIBOR +
7.75%, 13.233%, 2/1/29  3,905 3,821
TransDigm, FRN, 1M TSFR + 3.25%,
8.492%, 2/22/27  900 902
TransDigm, FRN, 1M TSFR + 3.25%,
8.492%, 8/24/28  11,871 11,876
77,570
Airlines 3.4%
AAdvantage Loyalty IP, FRN, 1M TSFR
+ 4.75%, 10.338%, 4/20/28  51,637 53,582
Mileage Plus Holdings, FRN, 3M TSFR
+ 5.25%, 10.764%, 6/21/27  43,531 45,346
SkyMiles IP, FRN, 1M TSFR + 3.75%,
9.076%, 10/20/27  9,836 10,228
United Airlines, FRN, 3M USD LIBOR +
3.75%, 9.292%, 4/21/28  26,141 26,173
135,329
Automotive 2.7%
Adient U.S., FRN, 1M TSFR + 3.25%,
8.696%, 4/10/28  2,164 2,165
Autokiniton U.S. Holdings, FRN, 1M
TSFR + 4.50%, 9.946%, 4/6/28  12,055 11,976
Belron Luxembourg, FRN, 1M TSFR +
2.75%, 8.16%, 4/18/29  6,210 6,210
Clarios Global, FRN, 1M TSFR +
3.75%, 9.081%, 5/6/30  9,070 9,045
Dexko Global, FRN, 3M TSFR + 3.75%,
9.253%, 10/4/28  3,454 3,341
Driven Holdings, FRN, 1M TSFR +
3.00%, 8.43%, 12/17/28  6,402 6,247
Fastlane Parent, FRN, 1M TSFR +
4.50%, 2/4/26 (2) 1,050 1,046
LS Group OpCo Acquistion, FRN, 1M
TSFR + 3.25%, 8.692%, 11/2/27  4,305 4,290
Mavis Tire Express Services Topco,
FRN, 1M TSFR + 4.00%, 9.446%,
5/4/28  20,651 20,568
Tenneco, FRN, 1M TSFR + 5.00%,
10.476%, 11/17/28  9,440 8,015
Wand NewCo 3, FRN, 1M TSFR +
2.75%, 8.181%, 2/5/26  34,160 34,089
106,992
Broadcasting 3.1%
Clear Channel Outdoor Holdings, FRN,
3M TSFR + 3.50%, 9.144%, 8/21/26  19,569 19,105
Par/Shares $ Value
(Amounts in 000s)
‡
CMG Media, FRN, 1M USD LIBOR +
3.50%, 8.842%, 12/17/26  27,101 25,119
iHeartCommunications, FRN, 1M
TSFR + 3.00%, 8.446%, 5/1/26  7,390 6,578
iHeartCommunications, FRN, 1M
TSFR + 3.25%, 8.696%, 5/1/26  21,541 19,131
NEP Group, FRN, 1M TSFR + 7.00%,
12.446%, 10/19/26  3,845 2,759
Neptune Bidco U.S., FRN, 1M TSFR +
5.00%, 10.398%, 4/11/29  22,918 20,845
Nielsen Holdings, FRN, 3M TSFR +
9.75%, 15.148%, 10/11/29 (3)(4) 9,435 9,246
Univision Communications, FRN, 1M
USD LIBOR + 3.25%, 8.696%, 3/15/26  6,117 6,117
Univision Communications, FRN, 1M
USD LIBOR + 3.25%, 8.696%, 1/31/29  10,060 9,921
Univision Communications, FRN, 3M
TSFR + 4.25%, 9.492%, 6/24/29  6,130 6,102
124,923
Building Products 0.2%
Hunter Douglas, FRN, 3M TSFR +
4.33%, 9.498%, 2/26/29  6,670 6,474
Summit Materials, FRN, 1M TSFR +
3.00%, 8.491%, 12/14/27  1,104 1,108
7,582
Cable Operators 1.3%
Altice France, FRN, 1M TSFR + 5.50%,
10.808%, 8/15/28 (2) 28,262 24,677
CSC Holdings, FRN, 1M TSFR +
2.25%, 1/15/26 (2) 2,440 2,320
CSC Holdings, FRN, 1M TSFR +
2.25%, 7.675%, 7/17/25 (2) 7,358 7,074
Directv Financing, FRN, 1M USD
LIBOR + 5.00%, 10.446%, 8/2/27  10,529 10,395
Radiate Holdco, FRN, 1M TSFR +
3.25%, 8.696%, 9/25/26  7,503 6,128
50,594
Chemicals 1.9%
Aruba Investments Holdings, FRN,
1M USD LIBOR + 4.00%, 9.431%,
11/24/27  7,108 6,891
Aruba Investments Holdings, FRN,
1M USD LIBOR + 7.75%, 13.181%,
11/24/28  4,525 4,110
Avient, FRN, 1M TSFR + 2.50%,
7.872%, 8/29/29  5,228 5,234
Axalta Coating Systems U.S. Holdings,
FRN, 1M TSFR + 2.50%, 7.926%,
12/20/29  8,316 8,329
Nouryon USA, FRN, 1M TSFR + 4.00%,
9.318%, 4/3/28  16,669 16,586
Nouryon USA, FRN, 1M TSFR + 4.00%,
9.347%, 4/3/28  8,530 8,494
Windsor Holdings III, FRN, 3M TSFR +
4.50%, 9.83%, 8/1/30  11,565 11,514
WR Grace Holdings, FRN, 3M USD
LIBOR + 3.75%, 9.313%, 9/22/28  14,747 14,713
75,871

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Consumer Products 0.7%
ABG Intermediate Holdings 2, FRN, 1M
TSFR + 4.00%, 9.431%, 12/21/28 (5) 8,260 8,261
Hanesbrands, FRN, 1M TSFR + 3.75%,
9.081%, 3/8/30  4,868 4,862
Life Time, FRN, 1M TSFR + 4.75%,
10.611%, 1/15/26  9,174 9,208
Topgolf Callaway Brands, FRN, 1M
TSFR + 3.50%, 8.931%, 3/15/30  5,626 5,620
27,951
Container 1.4%
Albea Beauty Holdings, FRN, 3M
EURIBOR + 5.00%, 8.598%, 12/31/27
(EUR)  3,880 4,181
Charter Next Generation, FRN, 1M
TSFR + 3.75%, 9.196%, 12/1/27  48,386 48,016
Proampac PG Borrower, FRN, 1M
TSFR + 3.75%, 9.305%, 11/3/25  1,813 1,809
54,006
Energy 1.9%
Brazos Delaware II, FRN, 1M TSFR +
3.75%, 9.062%, 2/11/30  7,970 7,876
CQP Holdco, FRN, 1M USD LIBOR +
3.50%, 8.931%, 6/5/28  8,414 8,422
M6 ETX Holdings II Midco, FRN, 1M
TSFR + 4.50%, 9.918%, 9/19/29  12,561 12,524
Medallion Midland Acquisition, FRN,
3M TSFR + 3.75%, 9.253%, 10/18/28  18,944 18,897
Northriver Midstream Finance, FRN,
1M TSFR + 3.00%, 8/16/30 (2) 11,340 11,312
Prairie ECI Acquiror, FRN, 1M TSFR +
4.75%, 10.181%, 3/11/26  12,970 12,929
Whitewater Whistler Holdings, FRN,
1M TSFR + 3.25%, 8.492%, 2/15/30  2,305 2,305
74,265
Entertainment & Leisure 5.1%
Cinemark USA, FRN, 1M TSFR +
3.75%, 9.054%, 5/24/30  10,075 10,041
Delta 2, FRN, 1M TSFR + 3.00%,
8.331%, 1/15/30  34,583 34,669
Motion Finco, FRN, 3M US LIBOR +
3.25%, 8.788%, 11/12/26  16,767 16,715
NCL Corp., FRN, 3M TSFR + 2.25%,
7.592%, 1/2/25 (4) 4,153 4,112
Pug, FRN, 1M TSFR + 4.25%, 9.681%,
2/12/27 (2)(4) 14,596 13,939
SeaWorld Parks & Entertainment, FRN,
1M TSFR + 3.00%, 8.446%, 8/25/28  27,846 27,791
UFC Holdings, FRN, 1M TSFR +
2.75%, 8.369%, 4/29/26  74,077 74,061
William Morris Endeavor
Entertainment, FRN, 1M TSFR +
2.75%, 8.196%, 5/18/25  21,729 21,678
203,006
Financial 11.7%
Acrisure, FRN, 1M TSFR + 5.75%,
11.121%, 2/15/27  30,417 30,417
Acrisure, FRN, 1M USD LIBOR +
3.50%, 8.946%, 2/15/27  5,161 5,053
Par/Shares $ Value
(Amounts in 000s)
‡
Acrisure, FRN, 1M USD LIBOR +
3.75%, 9.196%, 2/15/27  10,973 10,736
Acrisure, FRN, 1M USD LIBOR +
4.25%, 9.696%, 2/15/27  18,761 18,667
Alliant Holdings Intermediate, FRN, 1M
TSFR + 3.50%, 8.814%, 11/5/27  6,025 6,020
Alliant Holdings Intermediate, FRN, 1M
USD LIBOR + 3.50%, 8.935%, 11/5/27  30,192 30,162
Aretec Group, FRN, 1M TSFR + 4.25%,
9.681%, 10/1/25  26,999 27,047
Aretec Group, FRN, 1M TSFR + 4.50%,
9.916%, 3/7/30  4,175 4,163
Armor Holdco, FRN, 3M USD LIBOR +
4.50%, 10.087%, 12/11/28  4,094 4,099
AssuredPartners, FRN, 1M TSFR +
3.50%, 8.831%, 2/12/27  11,415 11,382
AssuredPartners, FRN, 1M TSFR +
3.50%, 8.946%, 2/12/27  18,207 18,108
AssuredPartners, FRN, 1M TSFR +
3.50%, 8.946%, 2/12/27  6,912 6,886
AssuredPartners, FRN, 1M TSFR +
4.25%, 9.581%, 2/12/27  8,254 8,268
Citadel Securities, FRN, 1M TSFR +
2.50%, 7.946%, 7/29/30  4,027 4,007
Citco Funding, FRN, 1M TSFR +
3.50%, 8.857%, 4/27/28 (4) 4,294 4,310
Claros Mortgage Trust, FRN, 1M TSFR
+ 4.50%, 9.914%, 8/9/26 (4) 4,465 4,241
Edelman Financial Engines Center,
FRN, 1M USD LIBOR + 3.50%,
8.946%, 4/7/28  8,226 8,117
Edelman Financial Engines Center,
FRN, 1M USD LIBOR + 6.75%,
12.196%, 7/20/26 (2) 10,159 9,941
EIG Management, FRN, 1M TSFR +
3.75%, 9.181%, 2/24/25  7,385 7,344
Focus Financial Partners, FRN, 1M
TSFR + 3.25%, 8.581%, 6/30/28  11,979 11,938
Hightower Holding, FRN, 3M USD
LIBOR + 4.00%, 9.15%, 4/21/28  1,661 1,637
HUB International, FRN, 1M TSFR +
4.25%, 9.584%, 6/20/30  101,512 101,787
HUB International, FRN, 3M TSFR +
4.00%, 9.365%, 11/10/29  14,721 14,741
Jane Street Group, FRN, 1M TSFR +
2.75%, 8.196%, 1/26/28  12,112 12,082
Jones Deslauriers Insurance
Management, FRN, 1M TSFR + 4.25%,
3/15/30 (2) 9,375 9,381
LSF9 Atlantis Holdings, FRN, 3M TSFR
+ 7.25%, 12.492%, 3/31/29  4,303 4,173
Osaic Holdings, FRN, 1M TSFR +
4.50%, 9.872%, 8/10/28 (2) 5,844 5,834
Ryan Specialty, FRN, 1M TSFR +
3.00%, 8.431%, 9/1/27  4,054 4,051
Sedgwick Claims Management
Services, FRN, 1M TSFR + 3.75%,
9.081%, 2/24/28  28,781 28,806
Tegra118 Wealth Solutions, FRN, 3M
TSFR + 4.00%, 9.383%, 2/18/27 (4) 5,014 4,626

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
USI, FRN, 1M TSFR + 3.75%, 8.992%,
11/22/29  35,762 35,770
USI, FRN, 3M TSFR + 3.25%, 8.788%,
12/2/26  13,357 13,357
467,151
Food 1.5%
Naked Juice, FRN, 3M TSFR + 6.00%,
11.342%, 1/24/30  9,087 7,289
Primary Products Finance, FRN, 3M
TSFR + 4.00%, 9.397%, 4/1/29  8,124 8,103
Simply Good Foods USA, FRN, 1M
TSFR + 2.50%, 7.92%, 3/17/27 (4) 7,644 7,663
Triton Water Holdings, FRN, 1M TSFR
+ 3.25%, 8.753%, 3/31/28 (2) 18,620 18,281
Woof Holdings, FRN, 3M USD LIBOR +
3.75%, 9.185%, 12/21/27  8,727 8,138
Woof Holdings, FRN, 3M USD LIBOR +
7.25%, 12.696%, 12/21/28  10,765 8,450
57,924
Gaming 1.8%
Caesars Entertainment, FRN, 1M TSFR
+ 3.25%, 8.681%, 2/6/30  10,953 10,951
Great Canadian Gaming, FRN, 3M
USD LIBOR + 4.00%, 9.52%, 11/1/26  18,052 18,091
HRNI Holdings, FRN, 1M USD LIBOR +
4.25%, 9.769%, 12/11/28  16,640 16,176
Light & Wonder International, FRN, 1M
TSFR + 3.00%, 8.412%, 4/14/29  8,331 8,322
Ontario Gaming GTA, FRN, 1M TSFR +
4.25%, 9.622%, 8/1/30  8,520 8,536
Playtika Holding, FRN, 1M TSFR +
2.75%, 8.196%, 3/13/28  4,128 4,122
Scientific Games Holdings, FRN, 3M
TSFR + 3.50%, 8.768%, 4/4/29  4,041 4,017
70,215
Health Care 11.1%
AthenaHealth Group, FRN, 1M TSFR +
3.50%, 8.82%, 2/15/29 (2) 36,588 36,115
Auris Luxembourg III, FRN, 6M US
LIBOR + 3.75%, 9.122%, 2/27/26  12,337 11,874
Azalea Topco, FRN, 1M TSFR + 3.75%,
9.322%, 7/24/26  4,280 4,173
Azalea Topco, FRN, 1M TSFR + 3.75%,
9.433%, 7/24/26  8,134 7,924
Bausch + Lomb, FRN, 1M TSFR +
3.25%, 8.592%, 5/10/27  6,741 6,582
Gainwell Acquisition, FRN, 3M TSFR +
4.00%, 9.342%, 10/1/27  42,144 41,446
Heartland Dental, FRN, 1M TSFR +
5.00%, 10.314%, 4/28/28  18,945 18,619
ICON Luxembourg, FRN, 3M TSFR +
2.25%, 7.753%, 7/3/28  5,651 5,651
Insulet, FRN, 1M TSFR + 3.25%,
8.696%, 5/4/28  44,326 44,348
MED ParentCo, FRN, 1M TSFR +
4.25%, 9.696%, 8/31/26  7,591 7,246
MED ParentCo, FRN, 1M TSFR +
8.25%, 13.696%, 8/30/27  2,000 1,718
Medline Borrower, FRN, 1M TSFR +
3.25%, 8.696%, 10/23/28 (2) 34,670 34,631
Par/Shares $ Value
(Amounts in 000s)
‡
Organon, FRN, 3M TSFR + 3.00%,
8.442%, 6/2/28  5,656 5,662
PetVet Care Centers, FRN, 1M TSFR +
5.00%, 10.431%, 2/14/25  18,338 18,284
PetVet Care Centers, FRN, 1M USD
LIBOR + 3.50%, 8.931%, 2/14/25  53,996 53,557
PetVet Care Centers, FRN, 3M USD
LIBOR + 2.75%, 8.181%, 2/14/25  2,314 2,285
PetVet Care Centers, FRN, 3M USD
LIBOR + 6.25%, 11.681%, 2/13/26  24,903 24,305
Phoenix Newco, FRN, 1M TSFR +
3.25%, 8.696%, 11/15/28  17,976 17,911
Phoenix Newco, FRN, 3M TSFR +
6.50%, 11.946%, 11/15/29 (4) 18,085 16,729
Project Ruby Ultimate Parent, FRN, 1M
TSFR + 3.25%, 8.696%, 3/10/28  6,046 5,928
SAM Bidco, FRN, 1M TSFR + 4.75%,
9.992%, 12/13/27 (4) 15,293 15,064
Sunshine Luxembourg VII, FRN, 3M
TSFR + 3.75%, 9.092%, 10/1/26  22,335 22,347
Surgery Center Holdings, FRN, 1M
USD LIBOR + 3.75%, 9.178%, 8/31/26  20,091 20,115
Waystar Technologies, FRN, 1M TSFR
+ 4.00%, 9.446%, 10/22/26  17,756 17,741
440,255
Healthcare 0.1%
Select Medical, FRN, 1M TSFR +
3.00%, 8.331%, 3/6/27  3,981 3,981
3,981
Information Technology 12.8%
Applied Systems, FRN, 3M TSFR +
4.50%, 9.742%, 9/18/26  56,091 56,273
Applied Systems, FRN, 3M TSFR +
6.75%, 11.992%, 9/17/27  41,948 41,969
AppLovin, FRN, 1M TSFR + 3.10%,
8.431%, 10/25/28  8,212 8,192
Boxer Parent, FRN, 1M TSFR + 3.75%,
9.196%, 10/2/25  30,476 30,452
Boxer Parent, FRN, 1M TSFR + 5.50%,
10.946%, 2/27/26  12,740 12,572
Capstone Borrower, FRN, 1M TSFR +
3.75%, 9.004%, 6/17/30  10,030 9,955
Central Parent, FRN, 3M TSFR +
4.25%, 9.492%, 7/6/29  42,749 42,759
Cloud Software Group, FRN, 3M TSFR
+ 4.50%, 9.842%, 3/30/29 (2) 34,823 33,491
ConnectWise, FRN, 3M USD LIBOR +
3.50%, 8.946%, 9/29/28  6,657 6,532
Conservice Midco, FRN, 3M TSFR +
4.25%, 9.719%, 5/13/27  2,790 2,788
Delta Topco, FRN, 3M TSFR + 7.25%,
12.569%, 12/1/28  15,365 14,354
ECI Macola, FRN, 3M TSFR + 3.75%,
9.253%, 11/9/27  12,073 12,032
Epicor Software, FRN, 1M TSFR +
3.25%, 8.696%, 7/30/27  58,687 58,569
Epicor Software, FRN, 1M TSFR +
3.75%, 7/31/27 (2) 5,100 5,103
Epicor Software, FRN, 1M TSFR +
7.75%, 13.181%, 7/31/28  16,791 16,833

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Gen Digital, FRN, 1M TSFR + 1.50%,
6.931%, 9/10/27  8,366 8,256
Go Daddy Operating, FRN, 1M TSFR +
2.50%, 7.831%, 11/9/29  7,444 7,453
Hyland Software, FRN, 1M TSFR +
6.25%, 11.696%, 7/7/25  4,376 4,338
Infinite Bidco, FRN, 3M TSFR + 7.00%,
12.503%, 3/2/29  7,387 6,329
McAfee, FRN, 1M TSFR + 3.75%,
9.18%, 3/1/29  26,890 26,352
MH Sub I, FRN, 1M TSFR + 6.25%,
11.581%, 2/23/29  4,365 3,790
Mosel Bidco, FRN, 1M TSFR + 4.75%,
8/1/30 (2)(4) 3,150 3,142
Proofpoint, FRN, 3M USD LIBOR +
6.25%, 11.696%, 8/31/29  4,115 4,091
RealPage, FRN, 1M TSFR + 3.00%,
8.446%, 4/24/28 (2) 18,441 18,216
RealPage, FRN, 1M TSFR + 6.50%,
11.946%, 4/23/29  17,500 17,515
S2P Acquisition Borrower, FRN, 1M
TSFR + 4.00%, 9.431%, 8/14/26  3,157 3,148
Sophia, FRN, 1M TSFR + 4.25%,
9.581%, 10/7/27  10,702 10,632
Sophia, FRN, 3M USD LIBOR + 3.50%,
9.038%, 10/7/27  25,774 25,715
Uber Technologies, FRN, 1M TSFR +
2.75%, 8.018%, 3/3/30  17,771 17,790
508,641
Lodging 0.7%
Aimbridge Acquisition, FRN, 1M USD
LIBOR + 3.75%, 9.196%, 2/2/26  16,903 16,058
Aimbridge Acquisition, FRN, 1M USD
LIBOR + 4.75%, 10.185%, 2/2/26  11,488 11,077
Four Seasons Hotels, FRN, 1M TSFR +
2.50%, 7.931%, 11/30/29  2,542 2,543
29,678
Manufacturing 3.9%
Emerald Debt Merger, FRN, 1M TSFR
+ 3.00%, 8.331%, 5/31/30  5,643 5,647
Engineered Machinery Holdings, FRN,
3M USD LIBOR + 3.50%, 9.038%,
5/19/28  22,268 22,160
Engineered Machinery Holdings, FRN,
3M USD LIBOR + 6.00%, 11.538%,
5/21/29 (4) 19,366 18,785
Engineered Machinery Holdings, FRN,
3M USD LIBOR + 6.50%, 12.038%,
5/21/29 (4) 9,917 9,619
Filtration Group, FRN, 1M TSFR +
3.50%, 8.946%, 10/21/28  12,100 12,030
Filtration Group, FRN, 1M TSFR +
4.25%, 9.696%, 10/21/28  46,380 46,486
LTI Holdings, FRN, 1M TSFR + 3.50%,
8.946%, 9/6/25  14,537 14,090
LTI Holdings, FRN, 1M TSFR + 4.75%,
10.196%, 7/24/26 (2) 6,474 6,275
LTI Holdings, FRN, 1M TSFR + 6.75%,
12.196%, 9/6/26 (2) 3,493 3,053
Par/Shares $ Value
(Amounts in 000s)
‡
Pro Mach Group, FRN, 1M TSFR +
5.00%, 10.431%, 8/31/28 (4) 2,060 2,065
Pro Mach Group, FRN, 1M USD LIBOR
+ 4.00%, 9.446%, 8/31/28  9,469 9,483
SRAM, FRN, 1M USD LIBOR + 2.75%,
8.196%, 5/18/28  4,012 3,999
153,692
Metals & Mining 0.3%
Arsenal AIC Parent, FRN, 1M TSFR +
4.50%, 9.879%, 8/18/30  11,145 11,151
11,151
Restaurants 1.7%
Dave & Buster's, FRN, 1M TSFR +
3.75%, 9.188%, 6/29/29  20,859 20,854
IRB Holding, FRN, 1M TSFR + 3.00%,
8.431%, 12/15/27 (2) 34,731 34,517
MIC Glen, FRN, 1M TSFR + 6.75%,
12.181%, 7/20/29  826 763
Tacala Investment, FRN, 1M USD
LIBOR + 3.50%, 8.946%, 2/5/27  3,581 3,561
Tacala Investment, FRN, 1M USD
LIBOR + 7.50%, 12.946%, 2/4/28  6,487 6,211
65,906
Retail 0.8%
At Home Group, FRN, 3M USD LIBOR
+ 4.25%, 9.692%, 7/24/28  13,273 8,113
CNT Holdings I, FRN, 1M TSFR +
3.50%, 8.80%, 11/8/27  8,222 8,205
CNT Holdings I, FRN, 1M TSFR +
6.75%, 12.05%, 11/6/28  3,975 3,960
PetSmart, FRN, 1M TSFR + 3.75%,
9.181%, 2/11/28  12,725 12,685
32,963
Satellites 1.3%
Intelsat Jackson Holdings, FRN, 6M
TSFR + 4.25%, 9.772%, 2/1/29  15,813 15,804
Iridium Satellite, FRN, 1M TSFR +
2.50%, 7.931%, 11/4/26  35,167 35,182
50,986
Services 9.3%
Advantage Sales & Marketing, FRN,
1M TSFR + 4.50%, 10.038%, 10/28/27  7,458 7,131
AG Group Holdings, FRN, 1M TSFR +
4.00%, 9.331%, 12/29/28  4,022 3,885
Albion Financing 3, FRN, 3M USD
LIBOR + 5.25%, 10.596%, 8/17/26  10,896 10,882
Allied Universal Holdco, FRN, 1M
TSFR + 3.75%, 9.181%, 5/12/28  5,520 5,360
Allied Universal Holdco, FRN, 1M
TSFR + 4.75%, 9.881%, 5/12/28 (2) 7,270 7,183
Anticimex Global, FRN, 3M TSFR +
3.15%, 8.45%, 11/16/28  4,445 4,408
Ascend Learning, FRN, 1M TSFR +
3.50%, 8.931%, 12/11/28  17,533 16,838
Ascend Learning, FRN, 1M TSFR +
5.75%, 11.181%, 12/10/29  33,006 28,151
CD&R Firefly Bidco, FRN, 3M
EURIBOR + 4.75%, 8.464%, 6/21/28
(EUR)  1,500 1,621

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Ceridian HCM Holding, FRN, 1M TSFR
+ 2.50%, 7.946%, 4/30/25  3,528 3,523
CoreLogic, FRN, 1M TSFR + 6.50%,
11.946%, 6/4/29  4,500 3,752
DG Investment Intermediate Holdings
2, FRN, 1M TSFR + 6.75%, 12.196%,
3/30/29  1,396 1,230
Dun & Bradstreet, FRN, 1M TSFR +
2.75%, 8.17%, 2/6/26  6,235 6,239
EG America, FRN, 1M TSFR + 4.00%,
9.164%, 2/5/25  4,913 4,673
EG America, FRN, 1M TSFR + 4.00%,
9.164%, 2/5/25  2,325 2,316
EG America, FRN, 1M TSFR + 4.25%,
9.414%, 3/12/26  3,615 3,434
EG America, FRN, 1M TSFR + 4.25%,
9.414%, 3/12/26 (4) 1,841 1,836
EG Finco, FRN, 3M EURIBOR + 7.00%,
10.636%, 4/30/27 (EUR)  12,935 12,792
GFL Environmental, FRN, 1M TSFR +
3.00%, 8.469%, 5/31/27  11,339 11,369
Mermaid Bidco, FRN, 1M TSFR +
4.50%, 9.901%, 12/22/27 (4) 10,163 10,163
Prime Security Services Borrower,
FRN, 1M TSFR + 2.75%, 8.192%,
9/23/26  1,561 1,561
Project Boost Purchaser, FRN, 1M
TSFR + 3.50%, 8.946%, 5/30/26  4,815 4,797
Project Boost Purchaser, FRN, 1M
USD LIBOR + 3.50%, 8.946%, 6/1/26  2,751 2,746
Renaissance Holdings, FRN, 1M USD
LIBOR + 7.00%, 12.431%, 5/29/26  4,225 4,196
Renaissance Holdings, FRN, 3M USD
LIBOR + 4.75%, 9.992%, 4/5/30  24,441 24,453
TK Elevator U.S. Newco, FRN, 6M USD
LIBOR + 3.50%, 9.381%, 7/30/27  8,294 8,278
UKG, FRN, 1M TSFR + 4.50%,
10.022%, 5/4/26  3,115 3,121
UKG, FRN, 3M TSFR + 3.25%, 8.618%,
5/4/26  46,529 46,475
UKG, FRN, 3M TSFR + 5.25%,
10.618%, 5/3/27  118,465 117,641
USIC Holdings, FRN, 1M USD LIBOR +
3.50%, 8.946%, 5/12/28  3,692 3,596
USIC Holdings, FRN, 1M USD LIBOR +
6.50%, 11.946%, 5/14/29  6,785 6,259
369,909
Utilities 3.4%
Brookfield WEC Holdings, FRN, 1M
TSFR + 2.75%, 8.196%, 8/1/25  7,935 7,922
Brookfield WEC Holdings, FRN, 1M
TSFR + 3.75%, 9.081%, 8/1/25  12,351 12,359
Covanta Holding, FRN, 1M TSFR +
2.50%, 7.831%, 11/30/28  5,879 5,853
Exgen Renewables IV, FRN, 3M USD
LIBOR + 2.50%, 8.184%, 12/15/27  14,375 14,274
Generation Bridge Northeast, FRN, 1M
TSFR + 4.25%, 9.564%, 8/22/29  7,565 7,546
PG&E, FRN, 1M TSFR + 3.00%,
8.446%, 6/23/25  34,122 34,056
Par/Shares $ Value
(Amounts in 000s)
‡
Pike, FRN, 1M TSFR + 3.00%, 8.446%,
1/21/28  8,229 8,225
Pike, FRN, 1M TSFR + 3.50%, 8.831%,
1/21/28  4,147 4,152
Talen Energy Supply, FRN, 1M TSFR +
4.50%, 9.876%, 5/17/30  20,000 20,025
TerraForm Power Operating, FRN, 1M
TSFR + 2.50%, 7.842%, 5/21/29  23,261 22,985
137,397
Wireless Communications 2.4%
Asurion, FRN, 1M TSFR + 4.25%,
9.681%, 8/19/28  5,250 5,064
Asurion, FRN, 1M TSFR + 5.25%,
10.696%, 1/31/28  22,105 19,736
Asurion, FRN, 1M TSFR + 5.25%,
10.696%, 1/20/29  61,590 53,840
Asurion, FRN, 1M USD LIBOR +
3.25%, 8.788%, 12/23/26  9,194 8,930
Asurion, FRN, 1M USD LIBOR +
3.25%, 8.788%, 7/31/27  5,283 5,076
Asurion, FRN, 3M TSFR + 4.00%,
9.431%, 8/19/28  4,432 4,261
96,907
Total Bank Loans (Cost $3,446,980) 3,434,845
CONVERTIBLE PREFERRED STOCKS 0.1%
Energy 0.0%
NuStar Energy, VR, 10.75% (6)(7) 71 2,281
2,281
Insurance 0.1%
Alliant Services, Series A, Acquisition
Date: 11/6/20, Cost $2,857 (3)(4)(8) 3 2,791
2,791
Total Convertible Preferred Stocks
(Cost $4,693) 5,072
CORPORATE BONDS 10.2%
Aerospace & Defense 0.2%
TransDigm, 6.75%, 8/15/28 (7) 8,465 8,497
8,497
Airlines 0.6%
American Airlines, 5.50%, 4/20/26 (7) 4,524 4,439
American Airlines, 11.75%, 7/15/25 (7) 14,220 15,553
Mileage Plus Holdings, 6.50%,
6/20/27 (7) 2,376 2,367
United Airlines, 4.625%, 4/15/29 (7) 3,345 2,973
25,332
Automotive 2.0%
Adient Global Holdings, 4.875%,
8/15/26 (7) 7,805 7,454
Clarios Global, 6.75%, 5/15/28 (7) 4,498 4,487
Ford Motor Credit, 4.063%, 11/1/24  4,500 4,354
Ford Motor Credit, 5.584%, 3/18/24  5,635 5,592
Ford Motor Credit, FRN, SOFR +
2.95%, 8.136%, 3/6/26  15,635 15,667

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Rivian Holdings, FRN, 6M USD LIBOR
+ 5.625%, 10.931%, 10/15/26 (7) 39,845 39,845
77,399
Banking 0.2%
Morgan Stanley, FRN, SOFR + 1.165%,
6.463%, 4/17/25  7,040 7,058
7,058
Broadcasting 0.5%
iHeartCommunications, 5.25%,
8/15/27 (7) 1,065 840
Neptune Bidco U.S., 9.29%,
4/15/29 (7) 3,905 3,631
Townsquare Media, 6.875%, 2/1/26 (7) 12,750 12,272
Univision Communications, 8.00%,
8/15/28 (7) 4,530 4,519
21,262
Cable Operators 0.7%
Altice France Holding, 10.50%,
5/15/27 (7) 17,255 9,231
CSC Holdings, 11.25%, 5/15/28 (7) 8,355 8,230
Radiate Holdco, 4.50%, 9/15/26 (7) 12,585 9,785
27,246
Chemicals 0.2%
Avient, 5.75%, 5/15/25 (7) 4,400 4,329
Kobe U.S. Midco 2, 9.25%, 11/1/26,
(9.25% Cash or 10.00% PIK) (7)(9) 4,922 3,593
7,922
Consumer Products 0.1%
Life Time, 8.00%, 4/15/26 (7) 4,410 4,383
4,383
Energy 0.4%
NGL Energy Operating, 7.50%,
2/1/26 (7) 10,440 10,375
Seadrill Finance, 8.375%, 8/1/30 (7) 2,660 2,727
Seadrill Finance, 8.375%, 8/1/30 (7) 200 202
Tallgrass Energy Partners, 6.00%,
3/1/27 (7) 660 630
Transocean, 11.50%, 1/30/27 (7) 223 235
14,169
Entertainment & Leisure 0.6%
Carnival, 7.00%, 8/15/29 (7) 1,995 2,023
Carnival, 9.875%, 8/1/27 (7) 7,410 7,808
Cinemark USA, 5.875%, 3/15/26 (7) 8,390 8,033
Cinemark USA, 8.75%, 5/1/25 (7) 1,860 1,883
NCL, 8.375%, 2/1/28 (7) 3,095 3,188
22,935
Financial 2.1%
Acrisure, 7.00%, 11/15/25 (7) 6,765 6,528
Acrisure, 10.125%, 8/1/26 (7) 10,995 11,270
AG TTMT Escrow Issuer, 8.625%,
9/30/27 (7) 3,550 3,634
Alliant Holdings Intermediate, 6.75%,
10/15/27 (7) 7,410 6,975
Alliant Holdings Intermediate, 6.75%,
4/15/28 (7) 3,745 3,679
Aretec Escrow Issuer, 7.50%,
4/1/29 (7) 4,285 3,814
AssuredPartners, 5.625%, 1/15/29 (7) 4,990 4,335
AssuredPartners, 7.00%, 8/15/25 (7) 2,622 2,586
Par/Shares $ Value
(Amounts in 000s)
‡
GTCR AP Finance, 8.00%, 5/15/27 (7) 4,060 4,019
HUB International, 7.00%, 5/1/26 (7) 3,825 3,811
HUB International, 7.25%, 6/15/30 (7) 9,985 10,160
Jones Deslauriers Insurance
Management, 8.50%, 3/15/30 (7) 17,110 17,452
Ryan Specialty, 4.375%, 2/1/30 (7) 895 799
USI, 6.875%, 5/1/25 (7) 3,885 3,875
82,937
Gaming 0.1%
Caesars Entertainment, 7.00%,
2/15/30 (7) 3,795 3,805
International Game Technology, 6.50%,
2/15/25 (7) 1,366 1,366
5,171
Health Care 0.3%
CHS, 8.00%, 12/15/27 (7) 8,550 8,165
Medline Borrower, 3.875%, 4/1/29 (7) 6,385 5,563
13,728
Information Technology 0.3%
Boxer Parent, 9.125%, 3/1/26 (7) 4,500 4,500
Central Parent, 8.00%, 6/15/29 (7) 2,220 2,240
Cloud Software Group, 9.00%,
9/30/29 (7) 4,660 4,153
10,893
Lodging 0.2%
Hilton Domestic Operating, 5.375%,
5/1/25 (7) 4,400 4,350
Park Intermediate Holdings, 7.50%,
6/1/25 (7) 4,300 4,311
8,661
Manufacturing 0.2%
Sensata Technologies, 5.00%,
10/1/25 (7) 4,400 4,279
Sensata Technologies, 5.625%,
11/1/24 (7) 2,970 2,933
7,212
Retail 0.1%
LSF9 Atlantis Holdings, 7.75%,
2/15/26 (7) 2,304 2,102
2,102
Satellites 0.2%
Connect Finco, 6.75%, 10/1/26 (7) 6,240 5,897
5,897
Services 0.3%
Allied Universal Holdco, 6.625%,
7/15/26 (7) 6,280 5,950
Allied Universal Holdco, 9.75%,
7/15/27 (7) 4,270 3,912
Presidio Holdings, 8.25%, 2/1/28 (7) 3,933 3,791
13,653
Telephones 0.2%
Verizon Communications, FRN,
SOFRINDX + 0.79%, 6.018%, 3/20/26  9,405 9,434
9,434
Utilities 0.7%
NextEra Energy Operating Partners,
4.25%, 7/15/24 (7) 5,635 5,522
Talen Energy Supply, 8.625%,
6/1/30 (7) 5,165 5,378

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Vistra, VR, 7.00% (6)(7)(10) 13,780 12,626
Vistra Operations, 4.875%, 5/13/24 (7) 3,234 3,178
Vistra Operations, 5.125%, 5/13/25 (7) 901 876
27,580
Total Corporate Bonds (Cost
$418,811) 403,471
Par/Shares $ Value
(Amounts in 000s)
‡
SHORT-TERM INVESTMENTS 3.9%
Money Market Funds 3.9%
T. Rowe Price Government Reserve
Fund, 5.40% (11)(12) 153,631 153,631
Total Short-Term Investments (Cost
$153,631) 153,631
Total Investments in
Securities 100.6%
(Cost $4,024,115) $ 3,997,019
Other Assets Less Liabilities (0.6)% (22,817)
Net Assets 100.0% $ 3,974,202
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of August 31, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Non-income producing
(4) Level 3 in fair value hierarchy.
(5) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at August 31, 2023, was $1,326 and was valued at $1,326 (0.0% of net assets).
(6) Perpetual security with no stated maturity date.
(7) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $363,647 and represents
9.2% of net assets.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,791 and represents 0.1% of net assets.
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
CAD Canadian Dollar
EUR Euro
FRN Floating Rate Note
PIK Payment-in-kind
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Floating Rate Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.1%
Total Return Swaps 0.1%
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index Quarterly, Pay Variable 5.164% (SOFR) at Maturity, 9/20/23 56,490 2,906 — 2,906
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index Quarterly, Pay Variable 5.164% (SOFR) at Maturity, 12/20/23 15,605 478 — 478
Total Bilateral Total Return Swaps — 3,384
Total Bilateral Swaps — 3,384

T. ROWE PRICE Institutional Floating Rate Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 11/24/23 USD 7,124 EUR 6,511 $ 35
HSBC Bank 11/24/23 USD 4,760 EUR 4,341 34
State Street 10/20/23 CAD 10,181 USD 7,540 —
State Street 10/20/23 USD 7,729 CAD 10,181 188
State Street 11/24/23 USD 7,134 EUR 6,511 45
Net unrealized gain (loss) on open forward
currency exchange contracts $ 302

T. ROWE PRICE Institutional Floating Rate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ —# $ — $ 2,484+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
08/31/23
T. Rowe Price Government Reserve Fund, 5.40% $ 183,271  ¤  ¤ $ 153,631^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $2,484 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $153,631.

T. ROWE PRICE Institutional Floating Rate Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Floating Rate Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.

T. ROWE PRICE Institutional Floating Rate Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended August 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at August 31, 2023, totaled $4,583,000 for the period ended August 31, 2023. During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Corporate Bonds $ — $ 403,471 $ — $ 403,471
Bank Loans — 3,309,305 125,540 3,434,845
Convertible Preferred Stocks — 2,281 2,791 5,072
Short-Term Investments 153,631 — — 153,631
Total Securities 153,631 3,715,057 128,331 3,997,019
Swaps — 3,384 — 3,384
Forward Currency Exchange Contracts — 302 — 302
Total $ 153,631 $ 3,718,743 $ 128,331 $ 4,000,705
($000s)
Beginning
Balance
5/31/23
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
8/31/23
Investment in Securities
Bank Loans $ 142,678 $ 4,552 $ 6,535 $ (17,881) $ 44,388 $ (54,732) $ 125,540
Convertible Preferred Stocks 2,600 191 — — — — 2,791
Total $ 145,278 $ 4,743 $ 6,535 $ (17,881) $ 44,388 $ (54,732) $ 128,331

T. ROWE PRICE Institutional Floating Rate Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E170-054Q1 08/23
Investments in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Inputs(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Bank Loans $ 125,540 Recent
comparable
transaction
price(s)
—# —# —# —#
Pricing service —# —# —# —#
Convertible Preferred Stocks $ 2,791 Market
Comparable
Relative value
adjustment
4.0% 4.0% Increase